Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income Tax (Benefit) Expense

Income tax (benefit) expense for the years ended December 31, 2024 and 2023 consisted of the following:

	Year Ended December 31,
	2024	2023
Current:
Federal	$-	$-
State	-	-
Foreign	(110,539)	140,338
Total Current	$(110,539)	$140,338
Deferred:
Federal	$-	$-
State	-	-
Foreign	-	115,668
Total Deferred	$-	$115,668
Total provision for income tax (benefit) expense	$(110,539)	$256,006

Schedule of Deferred Tax Assets (Liability)

Deferred tax assets (liability) as of March 31, 2025 and December 31, 2024 consist approximately of:

	March 31,	December 31,
	2025	2024
Loss on impairment of assets	713,223	713,223
Net operating loss carryforwards	5,870,805	5,677,413
Operating lease liabilities	155,559	178,014
Operating lease assets	(155,559)	(178,014)
Deferred tax assets, gross	6,584,028	6,390,636
Valuation allowance	(6,584,028)	(6,390,636)
Deferred tax assets, net	-	-

Deferred tax assets (liability) as of December 31, 2024 and 2023 consist approximately of:

	December 31,	December 31,
	2024	2023
Loss on impairment of Assets	713,223	713,223
Net operating loss carryforwards	5,677,413	5,018,343
Operating lease liabilities	178,014	213,482
Operating lease assets	(178,014)	(213,482)
Deferred tax assets, Gross	6,390,636	5,731,566
Valuation allowance	(6,390,636)	(5,731,566)
Deferred tax assets, net	-	-